Property and equipment (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 8,432,475	R$ 8,397,116	R$ 5,504,435
Buildings
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 1,670,141	R$ 1,698,925	582,602
Annual rate of depreciation	4.00%	4.00%
Land
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 982,720	R$ 1,027,535	448,020
Annual rate of depreciation	0.00%	0.00%
Installations, properties and equipment for use
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 2,783,484	R$ 2,872,445	2,788,330
Annual rate of depreciation	10.00%	10.00%
Security and communications systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 135,349	R$ 132,861	59,086
Annual rate of depreciation	10.00%	10.00%
Data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 1,621,597	R$ 1,436,248
Annual rate of depreciation	20.00%	20.00%
Transportation systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 38,459	R$ 46,605	R$ 70,237
Annual rate of depreciation	20.00%	20.00%
Financial leasing of data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 1,200,725	R$ 1,182,497
Annual rate of depreciation	20.00%	20.00%
Cost
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ 16,405,492	R$ 15,514,262
Cost | Buildings
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	2,153,407	2,153,351
Cost | Land
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	982,720	1,027,535
Cost | Installations, properties and equipment for use
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	5,450,939	5,187,160
Cost | Security and communications systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	349,228	325,835
Cost | Data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	3,950,625	3,504,229
Cost | Transportation systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	86,705	86,639
Cost | Financial leasing of data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	3,431,868	3,229,513
Accumulated depreciation
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(7,973,017)	(7,117,146)
Accumulated depreciation | Buildings
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(483,266)	(454,426)
Accumulated depreciation | Land
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	0	0
Accumulated depreciation | Installations, properties and equipment for use
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(2,667,455)	(2,314,715)
Accumulated depreciation | Security and communications systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(213,879)	(192,974)
Accumulated depreciation | Data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(2,329,028)	(2,067,981)
Accumulated depreciation | Transportation systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	(48,246)	(40,034)
Accumulated depreciation | Financial leasing of data processing systems
Composition of property and equipment by class
Property and equipment, net of accumulated depreciation	R$ (2,231,143)	R$ (2,047,016)